CAPITALIZED LEASES (Details Narrative) - USD ($)		6 Months Ended
	Jun. 14, 2017	Jun. 30, 2017
Aggregate value of minimum lease payments		$ 3,190,484
Accumulated amortization		450,000
Capital lease assets		$ 6,900,000
Interest rate,capitalized lease		13.40%
Master Lease Agreement [Member]
Lease agreement date		Mar. 03, 2017
Aggregate value of minimum lease payments		$ 3,240,000
Lease term		51 months
Lease rent (Monthly)		$ 53,000
Increasing lease rent (Monthly)		$ 85,322
Lease term, Description		If any rent is not received by the Lessor within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount
Administration fee		$ 3,000
Capital lease agreement, term		the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $162,000 (five percent (5%) of the Total Invoice Cost (as defined in the master lease agreement)); or (b) the fair market value of the Equipment, as determined by the Lessor.
Master Lease Agreement [Member] | first amendment lease documentst [Member]
Lease rent (Monthly)	$ 53,000
Increasing lease rent (Monthly)	85,322
Administration fee	2,500
Aggregate loan	$ 4,540,117
Master Lease Agreement [Member] | first amendment lease documentst [Member] | Minimum [Member]
Lease term	51 months
Master Lease Agreement [Member] | first amendment lease documentst [Member] | Maximum [Member]
Lease term	57 months